26. Earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings (loss) per share
26.	Earnings (loss) per share

Although there are differences between common and preferred shares in terms of voting rights and preference in case of liquidation, the Company’s preferred shares do not grant the right to receive fixed dividends. Preferred shares have the economic power and the right to receive dividends 35 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the income (expenses) for the fiscal year attributed to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.

Basic earnings per share are calculated by dividing the net income for the fiscal year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. On December 31, 2019 and on December 31, 2020, the Company has only one category of potentially dilutive shares (stock option), as described in note 27. Due to the losses ascertained in the fiscal years ended on December 31, 2020 and December 31, 2019, these instruments issued by the parent company have no dilutive effect and therefore were not included in the total quantity of outstanding shares to calculate diluted losses per share.

The Company's earnings (loss) per share was determined as follows:

	2020			2019			2018
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the fiscal year attributed to controlling shareholders	(1,377,078)	(4,611,050)	(5,988,128)	(27,269)	(90,004)	(117,273)	(254,828)	(830,565)	(1,085,393)

Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	273,967		2,863,683	270,053		2,863,683	266,676
Effect of dilution from stock options	-	-		-	-		-	-
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands)	2,863,683	273,967		2,863,683	270,053		2,863,683	266,676

In Brazilian Real (R$)
Basic loss per share	(0.481)	(16.831)		(0.010)	(0.333)		(0.089)	(3.115)
Diluted loss per share	(0.481)	(16.831)		(0.010)	(0.333)		(0.089)	(3.115)